Supplemental Condensed Consolidating Financial Information SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION, Income Statement (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Statements, Captions [Line Items]
Sales Revenue, Goods, Net									$ 6,858,456	$ 6,098,343	$ 10,724,981
Sales Revenue, Services, Net									2,062,478	1,664,863	1,470,110
Revenues	$ 2,654,461	$ 2,357,907	$ 2,134,107	$ 1,774,459	$ 1,930,902	$ 1,898,946	$ 2,128,052	$ 1,805,306	8,920,934	7,763,206	12,195,091
Cost of Revenue									6,496,124	5,641,052	10,088,548
Impairment of Long-Lived Assets Held-for-use									0	83,673	0
Gain (Loss) on Disposition of Property Plant Equipment									(9,635)	(5,629)	(6,599)
Operating Income (Loss)									1,285,676	996,159	1,143,571
Income (Loss) from Equity Method Investments									139,690	125,300	117,415
Equity Method Investment, Other than Temporary Impairment									0	180,583	76,412
Interest Expense									(469,651)	(416,787)	(356,163)
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest									957,956	521,876	819,873
Income Tax Expense (Benefit)									(212,406)	(136,600)	(151,158)
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	194,761	194,792	180,086	175,911	(26,279)	164,698	151,020	95,837	745,550	385,276	668,715
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	(296)	(576)	(227)	(952)	(1,937)	(3,860)	(140)	(144)	(2,051)	(6,081)	(5,607)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	194,465	194,216	179,859	174,959	(28,216)	160,838	150,880	95,693	743,499	379,195	663,108
Less: Net income attributable to noncontrolling interests									391,460	134,218	349,001
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest									363,093	124,589	326,598
Net Income (Loss) Attributable to Parent	$ 90,505	$ 92,144	$ 85,944	$ 83,446	$ 25,515	$ 82,157	$ 76,505	$ 60,800	352,039	244,977	314,107
Consolidation, Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Sales Revenue, Goods, Net									0	0	0
Sales Revenue, Services, Net									(1,800)	(4,900)	(10,500)
Revenues									(1,800)	(4,900)	(10,500)
Cost of Revenue									0	0	0
Impairment of Long-Lived Assets Held-for-use										0
Operating Expenses									(1,800)	(4,900)	(10,500)
Gain (Loss) on Disposition of Property Plant Equipment									0	0	0
Operating Income (Loss)									0	0	0
Income (Loss) from Equity Method Investments									(3,127,500)	(1,695,900)	(2,655,600)
Equity Method Investment, Other than Temporary Impairment										0	0
Other Nonoperating Income (Expense)									(747,000)	(742,000)	(663,400)
Interest Expense									747,000	742,000	663,400
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest									(3,127,500)	(1,695,900)	(2,655,600)
Income Tax Expense (Benefit)									0	0	0
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest									(3,127,500)	(1,695,900)	(2,655,600)
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest									0	0	0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									(3,127,500)	(1,695,900)	(2,655,600)
Less: Net income attributable to noncontrolling interests									0	0	0
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest									0	0	0
Net Income (Loss) Attributable to Parent									(3,127,500)	(1,695,900)	(2,655,600)
Parent Company [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Sales Revenue, Goods, Net									0	0	0
Sales Revenue, Services, Net									0	0	0
Revenues									0	0	0
Cost of Revenue									0	0	0
Impairment of Long-Lived Assets Held-for-use										0
Operating Expenses									28,800	1,200	4,600
Gain (Loss) on Disposition of Property Plant Equipment									0	0	0
Operating Income (Loss)									(29,100)	(1,200)	(4,600)
Income (Loss) from Equity Method Investments									1,063,900	583,800	904,800
Equity Method Investment, Other than Temporary Impairment										0	0
Other Nonoperating Income (Expense)									5,100	4,000	(17,500)
Interest Expense									(102,900)	(85,100)	(83,700)
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest									937,000	501,500	799,000
Income Tax Expense (Benefit)									(199,000)	(130,700)	(136,900)
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest									738,000	370,800	662,100
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest									0	0	0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									738,000	370,800	662,100
Less: Net income attributable to noncontrolling interests									386,000	125,800	348,000
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest									357,600	116,200	325,600
Net Income (Loss) Attributable to Parent									352,000	245,000	314,100
Issuer and Guarantor Subsidiary [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Sales Revenue, Goods, Net									0	0	0
Sales Revenue, Services, Net									0	0	0
Revenues									0	0	0
Cost of Revenue									0	0	0
Impairment of Long-Lived Assets Held-for-use										0
Operating Expenses									0	0	0
Gain (Loss) on Disposition of Property Plant Equipment									0	0	0
Operating Income (Loss)									0	0	0
Income (Loss) from Equity Method Investments									1,066,800	589,500	910,300
Equity Method Investment, Other than Temporary Impairment										0	0
Other Nonoperating Income (Expense)									373,500	371,000	331,700
Interest Expense									(373,500)	(371,000)	(331,700)
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest									1,066,800	589,500	910,300
Income Tax Expense (Benefit)									0	0	0
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest									1,066,800	589,500	910,300
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest									0	0	0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									1,066,800	589,500	910,300
Less: Net income attributable to noncontrolling interests									0	0	0
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest									0	0	0
Net Income (Loss) Attributable to Parent									1,066,800	589,500	910,300
Guarantor Subsidiaries [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Sales Revenue, Goods, Net									0	0	0
Sales Revenue, Services, Net									0	0	0
Revenues									0	0	0
Cost of Revenue									0	0	0
Impairment of Long-Lived Assets Held-for-use										0
Operating Expenses									0	0	0
Gain (Loss) on Disposition of Property Plant Equipment									0	0	0
Operating Income (Loss)									0	0	0
Income (Loss) from Equity Method Investments									1,066,800	589,500	910,300
Equity Method Investment, Other than Temporary Impairment										0	0
Other Nonoperating Income (Expense)									373,500	371,000	331,700
Interest Expense									(373,500)	(371,000)	(331,700)
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest									1,066,800	589,500	910,300
Income Tax Expense (Benefit)									0	0	0
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest									1,066,800	589,500	910,300
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest									0	0	0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									1,066,800	589,500	910,300
Less: Net income attributable to noncontrolling interests									0	0	0
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest									0	0	0
Net Income (Loss) Attributable to Parent									1,066,800	589,500	910,300
Non-Guarantor Subsidiaries [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Sales Revenue, Goods, Net									6,858,500	6,098,300	10,725,000
Sales Revenue, Services, Net									2,064,300	1,669,800	1,480,600
Revenues									8,922,800	7,768,100	12,205,600
Cost of Revenue									6,496,100	5,641,100	10,088,500
Impairment of Long-Lived Assets Held-for-use										83,700
Operating Expenses									1,121,800	1,051,500	975,500
Gain (Loss) on Disposition of Property Plant Equipment									(10,000)	(6,000)	(7,000)
Operating Income (Loss)									1,314,800	997,400	1,148,200
Income (Loss) from Equity Method Investments									69,700	58,400	47,600
Equity Method Investment, Other than Temporary Impairment										(180,600)	(76,400)
Other Nonoperating Income (Expense)									(2,800)	(6,200)	9,000
Interest Expense									(366,800)	(331,700)	(272,500)
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest									1,014,900	537,300	855,900
Income Tax Expense (Benefit)									(13,400)	(5,900)	(14,300)
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest									1,001,500	531,400	841,600
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest									(2,100)	(6,100)	(5,600)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									999,400	525,300	836,000
Less: Net income attributable to noncontrolling interests									5,500
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest									5,500	8,400	1,000
Net Income (Loss) Attributable to Parent									993,900	516,900	835,000
Total [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Sales Revenue, Goods, Net									6,858,500	6,098,300	10,725,000
Sales Revenue, Services, Net									2,062,500	1,664,900	1,470,100
Revenues									8,921,000	7,763,200	12,195,100
Cost of Revenue									6,496,100	5,641,100	10,088,500
Impairment of Long-Lived Assets Held-for-use										83,700
Operating Expenses									1,148,800	1,047,800	969,600
Gain (Loss) on Disposition of Property Plant Equipment									(10,000)	(6,000)	(7,000)
Operating Income (Loss)									1,285,700	996,200	1,143,600
Income (Loss) from Equity Method Investments									139,700	125,300	117,400
Equity Method Investment, Other than Temporary Impairment										(180,600)	(76,400)
Other Nonoperating Income (Expense)									2,300	(2,200)	(8,500)
Interest Expense									(469,700)	(416,800)	(356,200)
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest									958,000	521,900	819,900
Income Tax Expense (Benefit)									(212,400)	(136,600)	(151,200)
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest									745,600	385,300	668,700
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest									(2,100)	(6,100)	(5,600)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									743,500	379,200	663,100
Less: Net income attributable to noncontrolling interests									391,500	134,200	349,000
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest									363,100	124,600	326,600
Net Income (Loss) Attributable to Parent									$ 352,000	$ 245,000	$ 314,100